UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24f-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2


1.    Name and address of issuer:   Ameritas Variable Life Insurance Company
                                    5900 "O" Street
                                    Lincoln, Nebraska 68510

2.    Name of each series or class of funds for which this Form is filed:

3.    Investment Company Act File Number:         811-04473

      Securities Act File Numbers: 33-01576; 33-01978; 33-30019; 333-14845;
                                   333-15585; 333-71505; 333-95163; 333-64496

4(a). Last day of fiscal year for which this notice is filed:  December 31, 2001

4(b). [ ]   Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
            See Instruction A.2

4(c). [ ]   Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                  $86,062,412
                                                                     -----------


      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:
                                                         $14,382,761
                                                         -----------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:
                                                        $          0
                                                        ------------

      (iv)   Total available redemption credits [add
             Items 5(ii)and 5(iii)]:                                -$14,382,761
                                                                     -----------

      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:                                        $71,679,651
                                                                     -----------

      (vi)   Redemption credits available for use in
             future years ---if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                $          0
                                                        ------------

      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                             X   0.000092
                                                                        --------

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                      =   $ 6,594.53
                                                                      ----------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:----. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ---- .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    + $      ---
                                                                      ----------

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:                  = $ 6,594.53
                                                                      ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 2002.

                  Method of Delivery:

                                     [X] Wire Transfer
                                     [ ] Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title):  /S/ Donald R. Stading
                           ---------------------
                           Donald R. Stading
                           Secretary and General Counsel

Date:   March 27, 2002